Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowances for credits and doubtful accounts	$ 1,800		$ 2,804
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	315,000,000		55,659,643
Common stock shares issued	72,027,743		30,281,520
Common stock shares outstanding	72,027,743		30,281,520
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		7,765,229
Temporary Equity, Shares Issued	0		7,756,158
Temporary Equity, Shares Outstanding	0		7,756,158	6,836,003
Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		10,480,538
Temporary Equity, Shares Issued	0		7,862,107
Temporary Equity, Shares Outstanding	0		7,862,107	6,949,524
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		9,090,975
Temporary Equity, Shares Issued	0		9,090,975
Temporary Equity, Shares Outstanding	0		9,090,975	8,233,774
Series C Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		6,872,894
Temporary Equity, Shares Issued	0		2,566,186
Temporary Equity, Shares Outstanding	0		2,566,186	2,566,186